Short-term Borrowings - Additional Information (Details)											1 Months Ended			3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 07, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 18, 2020 USD ($)	Aug. 14, 2020 USD ($)	Aug. 03, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 06, 2019 USD ($)	Mar. 18, 2019 USD ($)	Oct. 29, 2018 USD ($)	Oct. 18, 2018 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 18, 2020 CNY (¥)	Aug. 14, 2020 CNY (¥)	Mar. 25, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	May 06, 2019 CNY (¥)	Mar. 18, 2019 CNY (¥)
Short Term Debt [Line Items]
Short-term bank borrowings											$ 6,472,096			$ 23,253,294	$ 23,253,294	$ 23,253,294	$ 6,472,096			$ 6,472,096	$ 23,253,294
Weighted average interest rate											4.92%			6.38%	6.38%	6.38%	4.92%			4.92%	6.38%		4.92%				6.38%
Other borrowings											$ 10,470,655			$ 11,262,659	$ 11,262,659	$ 11,262,659	$ 10,470,655			$ 10,470,655	$ 11,262,659
Weighted average interest rate											7.39%			7.18%	7.18%	7.18%	7.39%			7.39%	7.18%		7.39%				7.18%
Interest expenses																				$ 2,650,317	$ 2,605,167	$ 978,477
Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period													6 months		6 months				6 months
Principle amount													$ 1,750,000	$ 4,812,000	$ 4,812,000	$ 4,812,000		$ 1,750,000	$ 688,855		$ 4,812,000
Annual interest rates													8.50%	7.80%	7.80%	7.80%		8.50%	6.00%		7.80%						7.80%
Six Month Loan Agreements | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																			$ 576,736
One Year Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period												1 year				1 year		1 year
Principle amount		$ 1,703,693										$ 1,703,693	$ 2,898,859	$ 4,466,687	$ 4,466,687	$ 4,466,687		$ 2,898,859			$ 4,466,687
Annual interest rates		8.50%										8.50%	10.90%	10.90%	10.90%	10.90%		10.90%			10.90%						10.90%
One Year Loan Agreements | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings													$ 4,599,394	$ 5,739,895	$ 5,739,895	$ 5,739,895		$ 4,599,394			$ 5,739,895
One Year Loan Agreements | Certain Accounts Receivable and Inventories
Short Term Debt [Line Items]
Short-term bank borrowings		$ 1,925,567										$ 1,925,567
Four Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period															4 months				4 months
Principle amount														$ 205,983	$ 205,983	$ 205,983			$ 374,381		$ 205,983
Annual interest rates														10.00%	10.00%	10.00%			10.00%		10.00%						10.00%
Four Month Loan Agreements | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings														$ 271,068	$ 271,068	$ 271,068			$ 418,558		$ 271,068
Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period														6 months
Principle amount														$ 1,777,989	$ 1,777,989	$ 1,777,989					$ 1,777,989
Annual interest rates														7.00%	7.00%	7.00%					7.00%						7.00%
Six Month Loan Agreements | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings														$ 2,214,141	$ 2,214,141	$ 2,214,141					$ 2,214,141
Three Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period											3 months
Principle amount											$ 2,554,867						$ 2,554,867			$ 2,554,867
Annual interest rates											7.80%						7.80%			7.80%			7.80%
Three Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period																	3 months
Principle amount											$ 500,000						$ 500,000			$ 500,000
Annual interest rates											9.00%						9.00%			9.00%			9.00%
Other Bank Borrowings | Guaranteed by the Founders
Short Term Debt [Line Items]
Bank borrowings											$ 1,532,590			716,723	716,723	716,723	$ 1,532,590			$ 1,532,590	716,723		¥ 10,000,000				¥ 5,000,000
Other Bank Borrowings | Guaranteed by One of the Subsidiaries of the Group
Short Term Debt [Line Items]
Bank borrowings														716,723	716,723	716,723					716,723						5,000,000
Other Bank Borrowings | Guaranteed By Founders and Third Party
Short Term Debt [Line Items]
Bank borrowings											1,839,109						1,839,109			1,839,109			12,000,000
Prepayments and Other Current Assets
Short Term Debt [Line Items]
Collateral amount														430,034	430,034	430,034					430,034
Bank borrowings														1,433,445	1,433,445	1,433,445					1,433,445						10,000,000
Taipei Fubon Commercial Bank Co. Ltd | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings											2,200,000			14,695,000	14,695,000	14,695,000	2,200,000			2,200,000	14,695,000
Debt instrument, term										3 years
Aggregate principal amount maximum borrowing capacity										$ 25,000,000																$ 18,000,000
The Hong Kong and Shanghai Banking Corporation Limited | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings														3,983,355	3,983,355	3,983,355					3,983,355
Aggregate principal amount maximum borrowing capacity									$ 4,000,000
Debt instrument maturity period									2 years
The Hong Kong and Shanghai Banking Corporation Limited | Revolving Loan Facility | Restricted Cash
Short Term Debt [Line Items]
Collateral amount														3,239,987	3,239,987	3,239,987					3,239,987
Bank borrowings														2,000,000	2,000,000	2,000,000					2,000,000
China Merchants Bank, Shanghai Tianyaoqiao Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings														1,433,445	1,433,445	1,433,445					1,433,445						10,000,000
Aggregate principal amount maximum borrowing capacity								$ 2,150,168																					¥ 15,000,000
Debt instrument maturity period								1 year
Ningbo Commerce Bank, Shanghai Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings														$ 274,603	$ 274,603	$ 274,603					$ 274,603						¥ 1,915,688
Aggregate principal amount maximum borrowing capacity							$ 286,689																					¥ 2,000,000
Debt instrument maturity period							1 year
Bank of Ningbo, Shanghai Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings											766,295						766,295			766,295			5,000,000
Aggregate principal amount maximum borrowing capacity			$ 153,259	$ 766,295																				¥ 1,000,000	¥ 5,000,000
Debt instrument maturity period			1 year	1 year
Bank of Ningbo, Shanghai Branch | Revolving Loan Facility | Property and Equipment
Short Term Debt [Line Items]
Short-term bank borrowings											$ 134,102						$ 134,102			$ 134,102			¥ 875,000
Industrial Bank | Other Bank Borrowings | One Year Loan Agreement One
Short Term Debt [Line Items]
Debt instrument maturity period						1 year
Principle amount						$ 1,226,072
Annual interest rates						5.30%
Industrial and Commercial Bank of China Limited | Other Bank Borrowings | Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period					6 months
Principle amount					$ 306,518
Annual interest rates					4.95%
Bank of Shanghai | Other Bank Borrowings | One Year Loan Agreement One
Short Term Debt [Line Items]
Debt instrument maturity period		1 year
Principle amount		$ 1,532,591										$ 1,532,591
Annual interest rates		3.85%										3.85%
Bank of Communications | Other Bank Borrowings | One Year Loan Agreement One
Short Term Debt [Line Items]
Debt instrument maturity period	1 year
Principle amount	$ 306,518
Annual interest rates	4.05%